Federal, State and Local Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Income tax expense	$ 50,500,000	$ 14,915,000	$ 76,695,000	$ 128,264,000	$ 135,252,000
CARES Act allowance of net operating losses			5 years
Outstanding amount of the investment			$ 84,500,000	57,100,000
Other commitments of additional anticipated equity contributions relating to current investments			54,200,000	29,100,000
Affordable housing tax credits and other tax benefits recognized			7,500,000	5,900,000	5,200,000
Affordable housing tax credits and other tax benefits, related amortization recognized			6,200,000	5,200,000	4,700,000
Impairment losses on other assets			0	0	0
Unrecognized gross tax benefits			37,820,000	35,749,000	33,357,000	$ 33,681,000
Total amount of net unrecognized tax benefits that would affect the effective tax rate, if recognized			29,900,000
Income tax benefit attributed to interest and penalties			2,800,000	2,500,000	1,700,000
Accrued interest and penalties on tax liabilities			18,400,000	14,500,000
Net deferred tax liabilities			419,890,000	$ 201,431,000
Special Federal Tax Provision
Income Taxes [Line Items]
Tax bad debt base-year reserves			61,500,000
Net deferred tax liabilities			12,900,000
Maximum
Income Taxes [Line Items]
Estimated change in balance of unrecognized tax benefit, within next twelve months			21,000,000
CARES Act
Income Taxes [Line Items]
Income tax expense			68,400,000
New Jersey Division of Taxation [Member]
Income Taxes [Line Items]
Income tax expense					$ 2,100,000
Domestic Tax Authority
Income Taxes [Line Items]
Net operating loss carryforward			$ 83,900,000
Operating loss carryforward period			20 years